Transactions with Related Parties, Summary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 07, 2023
Transactions with Related Parties [Abstract]
Management fees	$ 7,167,397	$ 6,562,400	$ 4,890,900
Interest expense	11,259,643	7,681,482	2,348,987
General and administrative expenses	5,681,371	7,043,937	3,266,310
Assets [Abstract]
Due from related party - current	5,650,168	2,664,976
Due from related party - non-current	4,504,340	3,514,098
Investment in related party - non-current	117,537,135	0
Liabilities [Abstract]
Due to related party - current	541,666	227,622
Related Party [Member]
Transactions with Related Parties [Abstract]
Interest expense	0	0	204,167
General and administrative expenses	3,099,000	2,100,000	1,200,000
Related Party [Member] | Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees	2,660,797	2,182,400	1,438,500
General and administrative expenses	3,099,000	2,100,000	1,200,000
Assets [Abstract]
Due from related party - current	2,283,209	0
Due from related party - non-current	4,504,340	3,514,098
Liabilities [Abstract]
Due to related party - current	0	227,622
Related Party [Member] | Castor Ships [Member] | Vessels [Member]
Transactions with Related Parties [Abstract]
Sale & purchase commission	0	235,500	0
Related Party [Member] | Castor Ships [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions	1,274,384	1,944,288	1,299,108
Related Party [Member] | Castor Ships [Member] | Gain on Sale of Vessel [Member]
Transactions with Related Parties [Abstract]
Sale & purchase commission	664,000	0	0
Related Party [Member] | Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees	4,506,600	4,380,000	3,452,400
Assets [Abstract]
Due from related party - current	3,366,959	2,664,976
Related Party [Member] | Thalassa [Member]
Transactions with Related Parties [Abstract]
Interest expense	0	0	$ 204,167
Related Party [Member] | Toro [Member]
Assets [Abstract]
Due from related party - current				$ 4,528,948
Due from related party - non-current				1,708,474
Investment in related party - non-current	117,537,135	0
Liabilities [Abstract]
Due to related party - current	$ 541,666	$ 0		$ 3,001,865